PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following:

	December 31,
	2021	2020
Cost
Property and machinery	$8,107	$8,728
Fixtures, fittings and office equipment	287	294
Land and buildings	1,623	1,674
Total cost	10,017	10,696
Accumulated depreciation	6,044	5,614
Total property and equipment, net	$3,973	$5,082

Depreciation and related amortization expense was $1,233, $1,309 and $1,183 for the years ended December 31, 2021, 2020 and 2019, respectively.

4D PHARMA PLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)